Accumulated Other Comprehensive (Loss) Income, Accumulated Other Comprehensive (Loss) Income Balances (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended				12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				$ 265,908		$ 390,233		$ 390,233
Before tax (loss) income		$ 22,400	$ (16,500)	65,700		(19,600)		(71,039)		$ (118,379)		$ (182,382)
Income tax effect		7,700	(2,400)	25,000		14,400		(5,815)		(11,888)		3,774
Total other comprehensive income (loss), net of tax		30,100	(18,900)	90,700	[1]	(5,200)	[1]	(76,854)	[1]	(130,267)	[1]	(178,608)
Balance at end of period		1,271,800		1,271,800				265,908		390,233
Cumulative Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				(324,179)	[1]	(248,044)	[1]	(248,044)	[1]	(111,725)	[1]	49,030
Before tax (loss) income								(76,135)		(136,319)		(160,755)
Income tax effect								0		0		0
Total other comprehensive income (loss), net of tax				131,400	[1]	12,800	[1]	(76,135)	[1]	(136,319)	[1]	(160,755)
Balance at end of period	[1]	(192,800)	(235,200)	(192,800)		(235,200)		(324,179)		(248,044)		(111,725)
Foreign Currency Gains and (Losses) [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				88,635	[1]	75,049	[1]	75,049	[1]	42,422	[1]	(3,386)
Before tax (loss) income								20,966		56,854		71,412
Income tax effect								(7,380)		(24,227)		(25,604)
Total other comprehensive income (loss), net of tax				(44,300)	[1]	(10,800)	[1]	13,586	[1]	32,627	[1]	45,808
Balance at end of period	[1]	44,300	64,200	44,300		64,200		88,635		75,049		42,422
Unrealized (Losses) Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				(42,239)	[1]	(41,252)	[1]	(41,252)	[1]	(25,353)	[1]	3,188
Before tax (loss) income								(1,592)		(25,644)		(46,034)
Income tax effect								605		9,745		17,493
Total other comprehensive income (loss), net of tax				5,500	[1]	(13,500)	[1]	(987)	[1]	(15,899)	[1]	(28,541)
Balance at end of period	[1]	(36,700)	(54,800)	(36,700)		(54,800)		(42,239)		(41,252)		(25,353)
Pension and Postretirement Benefit Plans [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				(64,581)	[1]	(51,263)	[1]	(51,263)	[1]	(40,587)	[1]	(5,467)
Before tax (loss) income								(14,278)		(13,270)		(47,005)
Income tax effect								960		2,594		11,885
Total other comprehensive income (loss), net of tax				(1,900)	[1]	6,300	[1]	(13,318)	[1]	(10,676)	[1]	(35,120)
Balance at end of period	[1]	(66,500)	(45,000)	(66,500)		(45,000)		(64,581)		(51,263)		(40,587)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning at beginning of period				(342,364)	[1]	(265,510)	[1]	(265,510)	[1]	(135,243)	[1]	43,365
Balance at end of period	[1]	$ (251,700)	$ (270,800)	$ (251,700)		$ (270,800)		$ (342,364)		$ (265,510)		$ (135,243)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.